Capital stock (Tables)	3 Months Ended
Nov. 30, 2024
Capital stock
Summary of issued capital

	As at	As at
	November 30,	August 31,
	2023	2023
	$	$
1,566,486 Voting Common Shares [August 31, 2024 – 163,403]	62,958,292	55,382,754
475 Pre-Funded Warrants [August 31, 2024 – 475]	38,725	38,725
	62,997,017	55,421,479